N-4	Sep. 15, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Sep. 15, 2023
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your Contract during the first 7 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the Purchase Payment, declining to 0% after 7 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $8,000 on a $100,000 withdrawal.

Fee Tables Charges, Fees and Deductions - Withdrawal Charge

The table that reflects the lowest and highest cost you could pay each year based on current charges in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Ongoing Fees and Expenses (annual charges)) section is amended by adding the following for contracts issued on September 29, 2023 or later:

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $3,593.50	Highest Annual Cost: $4,581.72

Charges for Early Withdrawals [Text Block]	Charges for
Early
Withdrawals

If you withdraw money from your Contract during the first 7 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the Purchase Payment, declining to 0% after 7 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $8,000 on a $100,000 withdrawal.

Fee Tables

Charges, Fees and Deductions - Withdrawal Charge

Surrender Charge Phaseout Period, Years	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge (of Other Amount) Maximum [Percent]	8.00%	[1]
Surrender Charge Example Maximum [Dollars]	$ 8,000
Surrender Charge Footnotes [Text Block]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.
“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	8%	8%	7%	6%	5%	4%	3%	0%

Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $3,593.50Highest Annual Cost: $4,581.72
Lowest Annual Cost [Dollars]	$ 3,593.5
Highest Annual Cost [Dollars]	$ 4,581.72
Item 4. Fee Table [Text Block]

Effective September 29, 2023, in the Initial Summary Prospectus and Statutory Prospectus:

The Transaction Expenses section in the FEE TABLES section is amended by adding with the following for contracts issued on September 29, 2023 or later:

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments)[1]	8%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	8%	8%	7%	6%	5%	4%	3%	0%

In the Initial Summary Prospectus, the Examples section in the ADDITIONAL INFORMATION ABOUT FEES, and in the Statutory Prospectus, the Examples section in the FEE TABLES are amended by adding with the following for contracts issued on September 29, 2023 or later:

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

●	If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,661	$23,057	$33,023	$59,774

●	If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,661	$16,757	$28,523	$59,774

●	If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,461	$16,757	$28,523	$59,774

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments)[1]	8%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	8%	8%	7%	6%	5%	4%	3%	0%

Surrender Example [Table Text Block]
●	If you surrendered your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$12,661	$23,057	$33,023	$59,774

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,661
Surrender Expense, 3 Years, Maximum [Dollars]	23,057
Surrender Expense, 5 Years, Maximum [Dollars]	33,023
Surrender Expense, 10 Years, Maximum [Dollars]	$ 59,774
Annuitize Example [Table Text Block]
●	If you annuitized your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$12,661	$16,757	$28,523	$59,774

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 12,661
Annuitized Expense, 3 Years, Maximum [Dollars]	16,757
Annuitized Expense, 5 Years, Maximum [Dollars]	28,523
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 59,774
No Surrender Example [Table Text Block]
●	If you do not surrender, or annuitize your Contract:
1 Year	3 Years	5 Years	10 Years
$5,461	$16,757	$28,523	$59,774

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,461
No Surrender Expense, 3 Years, Maximum [Dollars]	16,757
No Surrender Expense, 5 Years, Maximum [Dollars]	28,523
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 59,774

[1]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.
“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	8%	8%	7%	6%	5%	4%	3%	0%